CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,138,615)	$ (2,571,408)	$ (3,571,602)	$ (2,906,698)
Adjustment to reconcile net income to net cash used in operating activities:
Income (loss) from continuing operations attributable to noncontrolling interests in subsidiaries and variable interest entity			(109,962)	(424,599)
Issuance of note payable to consultant			0	50,000
Depreciation and amortization	36,308	19,431	29,196	0
Amortization of operating lease right-of-use assets	76,801	0
Gain on forgiveness of PPP loan	(28,458)	0
Amortization of debt discounts	30,032	0
Stock compensation expense	1,238,502	537,800	557,768	775,700
Noncash lease expense			0	3,293
Loss on investment in and receivable from Can B Corp	0	483,472	483,472	0
Loss on purchase of United Spirits	1,428,465	0
Change in operating assets and liabilities:
Accounts receivable	2,937,788	227,980	239,289	(460,241)
Inventory	87,916	(115,424)	66,300	(315,530)
Equipment Deposit	(1,834,520)	0
Operating lease liabilities	(80,567)	0
Accounts payable and accrued expenses	(1,776,018)	403,116	1,234,686	541,343
Prepaid expense and other current assets	(74,116)	(22,187)
Loans payable to officer and affiliated entity-noninterest bearing and due on demand	(15,637)	0
Deferred revenue	(43,565)	0
Other receivable	(25,935)	0
Other payables	35,713	0
Net cash used in operating activities	(4,145,906)	(1,037,220)	(1,070,853)	(2,736,732)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash paid from acquisition of TopPop	(3,547,770)	0
Cash paid for Acquisition of United Spirits	(1,000,000)	0
Leasehold improvements	0	(11,000)	(11,000)	(20,000)
Furniture and equipment	0	(8,708)	(8,708)	0
Loans to discontinued subsidiary			0	(797,213)
Net cash used in investing activities	(4,547,770)	(19,708)	(19,708)	(817,213)
CASH FLOWS FROM FINANCING ACTIVITIES:
Common stock and Series A-2 Preferred stock issued for Cash, net of fees	15,010,385	0
Proceeds from exercise of warrants				307,200
Repayment of note payable	(2,015,380)	(40,000)
Repayment of debt and accrued interest			(40,000)	(10,000)
Proceeds from issuance of notes payable	924,280	28,458	28,458
Proceeds from sale of Series G Preferred stock and warrants (net of placement agent fees of $150,000)	0	1,325,000	1,325,000
Proceeds from sale of series F Preferred Stock and warrants (net of placement agent fees of $322,500)			0	2,802,500
Proceeds from sale of Series E Preferred Stock and warrants			0	509,380
Loans payable to officer and affiliated entity			(29,494)	17,040
Repayment of loan payable to related party	0	(21,068)
Net cash provided by financing activities	13,919,285	1,292,390	1,283,964	3,626,120
Increase (decrease) in cash and cash equivalents			193,403	72,175
Net increase in cash and restricted cash	5,225,609	235,462
Cash and restricted cash at beginning of year	457,041	263,638	263,638	191,463
Cash and restricted cash at end of year	5,682,650	499,100	457,041	263,638
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Cash paid for interest	677,430	0	0
Income taxes paid			0	0
Common and preferred shares issued in exchange for old Series, E, F and G Preferred shares	3,665,865	0
Purchase of treasury stock (1,000,000 shares of common stock) in connection with exchange of 543,714 shares of Can B Corp common stock			516,528	0
Issuance of common stock in exchange for the surrender of Series C Preferred Stock and Series D Preferred Stock			0	500,000
Issuance of note payable in connection with acquisition of 51% equity interest in Green Grow Farms, Inc.			0	200,000
Issuance of common stock in connection with acquisition of 51% equity interest in Green Grow Farms, Inc.			0	1,250,000
Issuance of common stock in exchange for Series F Preferred Stock	0	1,187	742,000	650,500
Exchange of Series E Preferred Stock for Series F Preferred Stock			0	681,250
Receipt of Can B Corp. common stock in connection with sale of 51% equity interest in Green Grow Farms, Inc, effective December 31, 2019			0	1,000,000
Issuance of common stock to Escrow Agent in connection with Settlement Agreement and Amended Settlement Agreement			0	133,551
Purchase and retirement of treasury stock	(516,528)	516,528
Common stock issued to settle notes payable	5,415,416	0
Issuance of common stock in exchange for Series E Preferred stock	$ 0	$ 270	$ 675	$ 781,323